Unrecognized contractual commitments (excluding Orange Bank) - Investment commitments (Details)		12 Months Ended
	Jan. 14, 2018 item	Dec. 31, 2021 EUR (€) item site	Dec. 31, 2016	Dec. 31, 2015 item	Dec. 31, 2011 item	Nov. 15, 2018 item
Disclosure of unrecognized contractual commitments [line items]
Investment commitments | €		€ 1,081,000,000
FRANCE
Disclosure of unrecognized contractual commitments [line items]
Housing and professional premises in AMII by 2020 (as a percent)		100.00%
Threshold connectable on demand percentage (as a percent)		8.00%
Housing and professional premises in AMII by 2022 (as a percent)		100.00%
Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Investment commitments | €		€ 430,000,000
Percentage of network services coverage commitment (as a percent)		30.00%
Not later than one year [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Additional sites	500
Not later than three years [member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)		70.00%
Not Later Than Four Years [Member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)		100.00%
Not later than eight years [member] | BURKINA FASO
Disclosure of unrecognized contractual commitments [line items]
Number of new localities where 4G license was granted		60
Not Later Than Ten Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Number of areas for coverage commitment of mobile services	5,000
Frequency Band, 700 MHz [Member]
Disclosure of unrecognized contractual commitments [line items]
Minimum number of population required in municipalities, obligation to provide network converage		50,000
Frequency Band, 700 MHz [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz				700
Frequency Band, 700 MHz [Member] | Europe, excluding France and Spain [member]
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz		700
Obligation to cover population of the regional capitals by the end of 2025 (as a percent)		95.00%
Obligation to cover population outside the regional capitals		90.00%
Obligation to cover total population by the end of 2027		70.00%
Frequency Band, 700 MHz [Member] | SPAIN
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz		700
Frequency Band, 700 MHz [Member] | Priority Deployment Areas [Member] | Not Later Than Five Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				40.00%
Frequency Band, 700 MHz [Member] | Priority Deployment Areas [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				92.00%
Frequency Band, 700 MHz [Member] | Priority Deployment Areas [Member] | Not Later Than Fifteen Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				97.70%
Frequency Band, 700 MHz [Member] | Areas Not Yet Covered By Broadband Network [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				100.00%
Frequency Band, 700 MHz [Member] | Areas At Level Of Priority Main Roads [Member] | Not Later Than Fifteen Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				100.00%
Frequency Band, 700 MHz [Member] | Areas At Level Of National Rail Network [Member] | Not Later Than Seven Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				60.00%
Frequency Band, 700 MHz [Member] | Areas At Level Of National Rail Network [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				80.00%
Frequency Band, 700 MHz [Member] | Areas At Level Of National Rail Network [Member] | Not Later Than Fifteen Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)				90.00%
Frequency Band, 800 MHz [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz					800
Frequency Band, 800 MHz [Member] | FRANCE | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Theoretical maximum download speed the entity has committed to provide for mobile coverage in Mbps					60
Frequency Band, 800 MHz [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)					98.00%
Frequency Band, 800 MHz [Member] | Not Later Than Fifteen Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)					99.60%
Frequency Band, 800 MHz [Member] | Priority Deployment Areas [Member] | Not Later Than Five Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					40.00%
Frequency Band, 800 MHz [Member] | Priority Deployment Areas [Member] | Not Later Than Ten Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					90.00%
Frequency Band, 800 MHz [Member] | Department [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					90.00%
Frequency Band, 800 MHz [Member] | Department [Member] | Not Later Than Fifteen Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)					95.00%
Frequency bands, 900 Mhz [member] | Rural Areas [member] | Not later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz	900
Frequency bands, 900 Mhz [member] | Rural Areas [member] | Later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz						900
Frequency bands, 1800 Mhz [member] | Rural Areas [member] | Not later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz	1,800
Frequency bands, 1800 Mhz [member] | Rural Areas [member] | Later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz						1,800
Frequency bands, 2100 Mhz [member] | Rural Areas [member] | Not later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz	2,100
Frequency bands, 2100 Mhz [member] | Rural Areas [member] | Later than three years [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in MHz						2,100
Frequency Band, 2.6 GHz [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in GHz					2.6
Frequency Band, 2.6 GHz [Member] | FRANCE | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Theoretical maximum download speed the entity has committed to provide for mobile coverage in Mbps					60
Frequency Band, 2.6 GHz [Member] | Not Later Than Four Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)					25.00%
Frequency Band, 2.6 GHz [Member] | Not Later Than Twelve Years [Member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Percentage of mobile services coverage commitment (as a percent)					75.00%
Frequency bands 2 GHz and 8 GHz [member] | Not later than one year [member] | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			11.00%
Frequency bands 2 GHz and 8 GHz [member] | Not later than three years [member] | SENEGAL
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			90.00%
Frequency bands 2 GHz and 8 GHz [member] | Not Later Than Four Years [Member] | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			42.50%
Frequency bands 2 GHz and 8 GHz [member] | Not later than six years [member] | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			69.50%
Frequency bands 2 GHz and 8 GHz [member] | Not Later Than Ten Years [Member] | EGYPT
Disclosure of unrecognized contractual commitments [line items]
Percentage of network services coverage commitment (as a percent)			70.00%
5G Frequency bands of 3.4-3.8 GHz [member]
Disclosure of unrecognized contractual commitments [line items]
Rollout of sites by the end of 2022 | site		3,000
Rollout of sites by the end of 2024 | €		8,000
Rollout of sites by the end of 2025 | €		10,500
Percentage of sites that must be located in rural areas or industrial areas outside of very densely populated areas		25.00%
5G Frequency bands of 3.4-3.8 GHz [member] | FRANCE
Disclosure of unrecognized contractual commitments [line items]
Provision for speed of at least 240 Mbps per sector of sites by the end of 2022 (as a percent)		75.00%
Provision for speed of at least 240 Mbps per sector of sites by the end of 2024 (as a percent)		85.00%
Provision for speed of at least 240 Mbps per sector of sites by the end of 2025 (as a percent)		90.00%
Provision for speed of at least 240 Mbps per sector of sites by the end of 2030 (as a percent)		100.00%
5G Frequency bands of 3.4-3.8 GHz [member] | FRANCE | Bottom of range [member]
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in GHz		3.4
5G Frequency bands of 3.4-3.8 GHz [member] | FRANCE | Top of range [member]
Disclosure of unrecognized contractual commitments [line items]
Frequency expressed in GHz		3.8